DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Apr. 16, 2013
Derivative financial instrument according to type of hedge[ Abstract]
Termination fee		$ 600
Completed securities trade	$ 13,000
Fair value of amended warrant was reclassified into shareholders' equity					$ 1,500
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			$ 1,238	$ 619
Liability Derivatives			619	366
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 126,271	$ 61,959
Average Maturity			3 years 8 months 12 days	1 year 1 month 6 days
Fair Value			$ 619	$ 253
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 20,581	$ 16,759
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ 550	$ 437
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 46,320	$ 38,600
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ 69	$ (184)
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 2,098
Average Maturity			5 years 8 months 12 days
Fair Value			$ 122
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 2,098
Average Maturity			5 years 8 months 12 days
Fair Value			$ (122)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 27,587	$ 3,300
Average Maturity			8 years	9 years 4 months 24 days
Fair Value			$ (497)	$ (182)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 27,587	$ 3,300
Average Maturity			8 years	9 years 4 months 24 days
Fair Value			$ 497	$ 182
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			550	437
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			69	0
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			122	0
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			497	182
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	184
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			122	0
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			497	182
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			$ 0	$ 0